Putnam Emerging Markets Income Fund
Fund summary
Goal
Putnam Emerging Markets Income Fund seeks high current income.
Capital growth is a secondary goal when consistent with achieving high current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Emerging Markets Income Fund	Class A		Class B		Class C		Class M		Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%		none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.40%	[1]	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Emerging Markets Income Fund		Class A	Class B	Class C	Class M	Class Y
Management fees		0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%
Other expenses	[1]	1.54%	1.54%	1.54%	1.54%	1.54%
Total annual fund operating expenses		2.52%	3.27%	3.27%	2.77%	2.27%
Expense reimbursement	[2]	(1.27%)	(1.27%)	(1.27%)	(1.27%)	(1.27%)
Total annual fund operating expenses after expense reimbursement		1.25%	2.00%	2.00%	1.50%	1.00%
[1]	Other expenses shown have been annualized.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through March 30, 2015. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Emerging Markets Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
1 year	522	703	303	473	102
3 years	1,037	1,188	888	1,040	587
5 years	1,577	1,798	1,598	1,633	1,099
10 years	3,050	3,308	3,481	3,234	2,507

Expense Example, No Redemption Putnam Emerging Markets Income Fund (USD $)	Class B	Class C
1 year	203	203
3 years	888	888
5 years	1,598	1,598
10 years	3,308	3,481

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate for the period March 27, 2013 (commencement of operations) through November 30, 2013 was 5%.
Investments
For this "non-diversified" fund, we invest mainly in bonds that are obligations of emerging market companies and governments. We may invest in bonds denominated in U.S. dollars and bonds that are denominated in foreign currencies. Emerging markets include countries in the JPMorgan Emerging Markets Bond Index Global Diversified or that we consider to be equivalent to those countries based on our evaluation of their level of economic development or the size and experience of their securities markets. We may invest both in investment-grade and below-investment-grade investments. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also consider the fundamental characteristics of the particular countries in which we invest as well as our views on the currencies of those countries when making investment decisions. We invest in currencies directly and through derivatives, for both hedging and non-hedging purposes. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of bonds in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The value of bond investments is also affected by changing market perceptions of the risk of default. The risks associated with bond investments include interest rate risk, which means the value of the fund's investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuer of a bond may default on payment of interest or principal. Emerging markets often do not provide legal remedies for bondholders comparable to those available to bondholders in the United States, and it may not be possible to dispose of bonds of distressed issuers. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. Currency investments, whether for hedging or non-hedging purposes, may also be adversely impacted by exchange rate fluctuations. Emerging markets may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid.

The fund's "non-diversified" status, which means the fund may invest a greater percentage of its assets in fewer issuers than a "diversified" fund, can increase the fund's vulnerability to adverse developments affecting a single industry, country or issuer, which may result in greater losses and volatility for the fund.

Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.